FINANCIAL INSTRUMENTS (Foreign Currency Risk Management) (Details) $ in Millions	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NOK (kr)	Dec. 31, 2018 USD ($)
Derivative [Line Items]
Debt amount	$ 1,000.0		$ 900.0
Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Contract Two
Derivative [Line Items]
Debt amount	64.0	kr 500,000,000
Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Contract 3
Derivative [Line Items]
Debt amount	76.8	600,000,000
Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Contract 4
Derivative [Line Items]
Debt amount	11.3	100,000,000
Designated as Hedging Instrument [Member] | Cross Currency Interest Rate Contract 5
Derivative [Line Items]
Debt amount	$ 80.5	kr 700,000,000